Document and Entity Information	Mar. 13, 2023
Cover [Abstract]
Entity Registrant Name	MARRIOTT INTERNATIONAL INC /MD/
Amendment Flag	true
Entity Central Index Key	0001048286
Document Type	8-K/A
Document Period End Date	Mar. 13, 2023
Entity Incorporation State Country Code	DE
Entity File Number	1-13881
Entity Tax Identification Number	52-2055918
Entity Address, Address Line One	7750 Wisconsin Avenue
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	(301)
Local Phone Number	380-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value
Trading Symbol	MAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A amends the Form 8-K that was filed by Marriott International, Inc. (the “Company”) on March 15, 2023 to report the election of Lauren R. Hobart and Grant F. Reid to the Company’s Board of Directors (the “Board”).